Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 50,220	$ 48,758
Long-term debt at fair value	3,469,300	3,793,500
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Level 3 | Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	12,648,900	12,878,000
Goodwill at fair value	9,016,500	9,022,100
Net intangible assets at fair value	$ 3,632,400	$ 3,855,900